Employee Benefits and Private Pension Plan - Significant actuarial assumptions adopted (Detail)	Dec. 31, 2020	Dec. 31, 2019
Employee benefits and private pension plan details 3 [abstract]
Discount rate for the actuarial obligation at present value	8.22%	8.79%
Average projected salary growth rate	7.07%	7.64%
Inflation rate (long term)	3.25%	3.80%
Growth rate of medical services	7.38%	7.95%